Borrowings (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of borrowing costs [Abstract]
Opening balance	$ 2,050	$ 2,268	$ 2,268
Proceeds from borrowings	154	283	753
Repayment of borrowings	(82)	(500)	(967)
Finance costs paid on borrowings	(61)	(60)	(117)
Interest charged to the income statement	62	62	127
Deferred loan fees	(9)	3	0
Reclassification of finance leases to lease liabilities	(60)	0	0
Translation	1	(5)	(14)
Closing balance	2,055	2,051	2,050
Finance costs paid on borrowings	61	60	117
Commitment fees, environmental guarantees fees and other borrowing costs	7	6	13
Total finance costs paid	68	66	130
Opening balance	0
Lease liabilities recognised	155
Repayment of lease liabilities	(20)	0	0
Lease finance costs paid	(5)	$ 0	0
Interest charged to the income statement	6
Reclassification of finance leases from borrowings	60
Translation	(2)
Closing balance	$ 194		$ 0